Share of associates and joint ventures' profit	6 Months Ended
Jun. 30, 2022
Disclosure of share of associates and joint ventures’ profit (loss) [Abstract]
Share of associates and joint ventures' profit	Share of associates and joint ventures’ profit

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2022	2021	2021
US Dollar million	Unaudited	Unaudited	Unaudited

Revenue	298	341	697
Operating costs and other expenses	(198)	(186)	(370)
Net interest (paid) received	(1)	4	7
Profit (loss) before taxation	99	159	334
Taxation	(27)	(37)	(85)
Profit (loss) after taxation	72	122	249